Provisions for employee benefits - Costs charged to the profit and loss account (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement
Current service cost	€ 69	€ 76
Past service cost and (gains) losses on settlements	107	21
- interest cost on liabilities	26	32
- interest income on plan assets	(12)	(15)
Interest cost (income), net	14	17
Remeasurements for long-term plans	(11)	4
Total	179	118
Payroll and related costs
Statement
Interest cost (income), net		1
Total	165	102
Financial income (expense)
Statement
Interest cost (income), net	14	16
Total	14	16
Other benefit plans
Statement
Current service cost	49	50
Past service cost and (gains) losses on settlements	107	20
- interest cost on liabilities		1
Interest cost (income), net		1
Remeasurements for long-term plans	(11)	4
Total	145	75
Other benefit plans | Payroll and related costs
Statement
Interest cost (income), net		1
Total	145	75
Defined benefit plan
Statement
Current service cost	20	26
Past service cost and (gains) losses on settlements		1
- interest cost on liabilities	26	31
- interest income on plan assets	(12)	(15)
Interest cost (income), net	14	16
Total	34	43
Defined benefit plan | Payroll and related costs
Statement
Total	20	27
Defined benefit plan | Financial income (expense)
Statement
Interest cost (income), net	14	16
Total	14	16
Italian defined benefit plans
Statement
Current service cost	1
- interest cost on liabilities	1	2
Interest cost (income), net	1	2
Total	2	2
Italian defined benefit plans | Payroll and related costs
Statement
Total	1
Italian defined benefit plans | Financial income (expense)
Statement
Interest cost (income), net	1	2
Total	1	2
Foreign defined benefit plan
Statement
Current service cost	16	23
Past service cost and (gains) losses on settlements		1
- interest cost on liabilities	24	27
- interest income on plan assets	(12)	(15)
Interest cost (income), net	12	12
Total	28	36
Foreign defined benefit plan | Payroll and related costs
Statement
Total	16	24
Foreign defined benefit plan | Financial income (expense)
Statement
Interest cost (income), net	12	12
Total	12	12
FISDE and other foreign medical plans
Statement
Current service cost	3	3
- interest cost on liabilities	1	2
Interest cost (income), net	1	2
Total	4	5
FISDE and other foreign medical plans | Payroll and related costs
Statement
Total	3	3
FISDE and other foreign medical plans | Financial income (expense)
Statement
Interest cost (income), net	1	2
Total	€ 1	€ 2